UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2012

Date of reporting period:	12/31/2011

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Australia — 8.4%
2,360,000	CFS Retail Property Trust, REIT	$ 4,067,259
940,000	Charter Hall Office, REIT	3,374,620
605,323	Charter Hall Retail, REIT	1,981,195
3,551,333	Commonwealth Property Office Fund, REIT	3,468,844
6,851,426	Dexus Property Group, REIT	5,816,330
1,294,000	FKP Property Group	635,280
9,483,800	Goodman Group, REIT	5,529,008
2,583,520	GPT Group, REIT	8,112,228
5,431,820	Investa Office Fund, REIT	3,333,393
670,256	Mirvac Group, REIT	808,933
2,862,525	Stockland, REIT	9,339,635
2,500,279	Westfield Group, REIT	19,972,363

		66,439,088

Belgium — 0.3%
17,627	Cofinimmo, REIT	2,071,940

Brazil — 1.4%
224,256	BR Malls Participacoes SA	2,178,538
193,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,540,289
288,502	Gafisa SA	637,249
169,961	Multiplan Empreendimentos Imobiliarios SA	3,487,150
963,196	PDG Realty SA Empreendimentos e Participacoes	3,046,700

		10,889,926

Canada — 1.4%
3,700	Boardwalk Real Estate Investment Trust, REIT	183,193
182,216	Brookfield Properties Corp.	2,856,431
54,605	Canadian Apartment Properties, REIT	1,195,816
318,858	Chartwell Seniors Housing Real Estate Investment Trust, REIT	2,660,410
155,335	RioCan Real Estate Investment Trust, REIT	4,029,943

		10,925,793

Finland — 0.6%
531,563	Citycon Oyj	1,589,219
792,509	Sponda Oyj	3,200,192

		4,789,411

France — 3.0%
32,122	Fonciere des Regions, REIT	2,062,061
21,927	ICADE, REIT	1,725,157
226,689	Klepierre, REIT	6,466,350
5,123	Societe de la Tour Eiffel, REIT	254,807
73,800	Unibail-Rodamco SE, REIT	13,267,094

		23,775,469

Germany — 0.2%
39,697	DIC Asset AG	275,385
21,040	GSW Immobilien AG(a)	609,973
66,062	Prime Office REIT AG(a)	371,671

		1,257,029

Hong Kong — 10.4%
6,062,000	Champion, REIT	2,279,123
1,325,776	Cheung Kong Holdings Ltd.	15,772,887
1,537,000	China Overseas Land & Investment Ltd.	2,568,725
3,189,469	Hang Lung Properties Ltd.	9,075,691
1,733,794	Henderson Land Development Co. Ltd.	8,616,956
1,829,000	Hongkong Land Holdings Ltd.	8,303,660
711,999	Hysan Development Co. Ltd.	2,337,699
845,219	Link (The), REIT	3,112,464
3,253,800	Sino Land Co. Ltd.	4,633,563
1,722,935	Sun Hung Kai Properties Ltd.	21,596,030
642,000	Wharf Holdings Ltd. (The)	2,901,424
398,000	Wheelock & Co. Ltd.	985,955

		82,184,177

Italy — 0.2%
4,169,822	Beni Stabili SpA, REIT	1,866,206

Japan — 10.5%
357,900	Aeon Mall Co. Ltd.	7,597,877
115,600	Daito Trust Construction Co. Ltd.	9,912,433
664,000	Daiwa House Industry Co. Ltd.	7,919,345
69	Frontier Real Estate Investment Corp., REIT	559,387
166	Japan Logistics Fund, Inc., REIT	1,438,509
1,246,780	Mitsubishi Estate Co. Ltd.	18,627,998
1,037,339	Mitsui Fudosan Co. Ltd.	15,121,403
243	Nippon Accommodations Fund, Inc., REIT	1,635,364
707	Nippon Building Fund, Inc., REIT	5,786,800
408,000	Nomura Real Estate Holdings, Inc.	6,074,678
772	NTT Urban Development Corp.	526,569
450,952	Sumitomo Realty & Development Co. Ltd.	7,897,665

		83,098,028

Netherlands — 1.9%
88,750	Corio NV, REIT	3,860,019
126,208	Eurocommercial Properties NV, REIT	4,006,837
58,711	Vastned Retail NV, REIT	2,629,134
66,983	Wereldhave NV, REIT	4,448,195

		14,944,185

Norway — 0.2%
1,347,926	Norwegian Property ASA	1,658,750

Singapore — 4.4%
2,237,000	Ascendas Real Estate Investment Trust, REIT	3,156,170
3,287,000	Cache Logistics Trust, REIT	2,407,502
2,315,000	CapitaCommercial Trust, REIT	1,882,984
2,233,000	CapitaLand Ltd.	3,804,734
2,716,673	CapitaMall Trust, REIT	3,560,652
2,456,000	CDL Hospitality Trusts, REIT	2,925,500
735,058	City Developments Ltd.	5,043,766
995,000	Fortune Real Estate Investment Trust, REIT	481,704
1,016,000	Global Logistic Properties Ltd.(a)	1,374,719

347,800	K-REIT Asia, REIT	222,562
3,061,600	Keppel Land Ltd.	5,240,162
3,561,000	Mapletree Commercial Trust, REIT	2,333,642
1,873,800	Mapletree Industrial Trust, REIT	1,553,012
638,000	Mapletree Logistics Trust, REIT	415,643

		34,402,752

Sweden — 0.7%
285,051	Hufvudstaden AB (Class A Stock)	2,901,435
581,176	Klovern AB	2,187,206
49,736	Kungsleden AB	332,438

		5,421,079

United Kingdom — 4.8%
575,972	Atrium European Real Estate Ltd.	2,595,657
265,843	Big Yellow Group PLC, REIT	1,012,724
1,206,657	British Land Co. PLC, REIT	8,666,898
87,750	Derwent London PLC, REIT	2,125,885
513,602	Great Portland Estates PLC, REIT	2,576,305
888,312	Hammerson PLC, REIT	4,966,336
1,145,887	Land Securities Group PLC, REIT	11,309,032
1,389,946	Segro PLC, REIT	4,500,617

		37,753,454

United States — 50.8%
50,100	Alexandria Real Estate Equities, Inc., REIT	3,455,397
71,178	American Assets Trust, Inc., REIT	1,459,861
234,606	American Campus Communities, Inc., REIT	9,844,068
304,197	Associated Estates Realty Corp., REIT	4,851,942
130,714	AvalonBay Communities, Inc., REIT	17,071,248
91,600	Boston Properties, Inc., REIT	9,123,360
444,254	Brandywine Realty Trust, REIT	4,220,413
191,792	BRE Properties, Inc., REIT	9,681,660
235,233	Camden Property Trust, REIT	14,640,902
1,118,160	Cogdell Spencer, Inc., REIT	4,752,180
557,010	Colonial Properties Trust, REIT	11,619,229
775,582	Cousins Properties, Inc., REIT	4,971,481
1,329,294	CubeSmart, REIT	14,143,688
920,679	DDR Corp., REIT	11,204,663
256,075	DiamondRock Hospitality Co., REIT	2,468,563
192,894	Douglas Emmett, Inc., REIT	3,518,387
269,916	Education Realty Trust, Inc., REIT	2,761,241
285,516	Equity Residential, REIT	16,282,977
52,862	Essex Property Trust, Inc., REIT	7,427,640
156,950	Extra Space Storage, Inc., REIT	3,802,898
46,481	Federal Realty Investment Trust, REIT	4,218,151
492,722	FelCor Lodging Trust, Inc., REIT(a)	1,502,802
74,104	First Potomac Realty Trust, REIT	967,057
360,033	Glimcher Realty Trust, REIT	3,312,304
57,116	HCP, Inc., REIT	2,366,316
119,963	Health Care REIT, Inc., REIT	6,541,582
237,007	Healthcare Realty Trust, Inc., REIT	4,405,960
1,204,413	Host Hotels & Resorts, Inc., REIT	17,789,180
111,773	Hudson Pacific Properties, Inc., REIT	1,582,706
64,600	Hyatt Hotels Corp. (Class A Stock)(a)	2,431,544

278,394	Kilroy Realty Corp., REIT	10,598,460
261,903	Liberty Property Trust, REIT	8,087,565
112,392	LTC Properties, Inc., REIT	3,468,417
278,860	Macerich Co. (The), REIT	14,110,316
319,722	Mack-Cali Realty Corp., REIT	8,533,380
61,178	Pebblebrook Hotel Trust, REIT	1,173,394
295,602	Post Properties, Inc., REIT	12,923,719
502,248	ProLogis, Inc., REIT	14,359,270
167,282	Public Storage, REIT	22,492,738
347,299	Simon Property Group, Inc., REIT	44,780,733
24,304	SL Green Realty Corp., REIT	1,619,619
110,061	Sovran Self Storage, Inc., REIT	4,696,303
898,329	Strategic Hotels & Resorts, Inc., REIT(a)	4,824,027
345,462	Sunrise Senior Living, Inc.(a)	2,238,594
166,164	Tanger Factory Outlet Centers, REIT	4,871,928
33,371	Taubman Centers, Inc., REIT	2,072,339
396,126	Ventas, Inc., REIT	21,838,426
194,292	Vornado Realty Trust, REIT	14,933,283

		400,041,911

	Total long-term investments (cost $762,277,063)	781,519,198

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
3,560,427	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,560,427)(b)	3,560,427

	Total Investments — 99.6% (cost $765,837,490)(c)	785,079,625
	Other assets in excess of liabilities(d) — 0.4%	3,010,796

	Net assets — 100%	$788,090,421

The following abbreviations are used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

EUR—Euro

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $802,470,758; accordingly, net unrealized depreciation on investments for federal income tax purposes was $17,391,133 (gross unrealized appreciation $62,422,060; gross unrealized depreciation $79,813,193. The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent tax year end.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at December 31, 2011:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Euro, Expiring 01/03/12	Bank of New York Mellon	EUR	20	$26,126	$26,091	$35

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of December 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$66,439,088	$—	$—
Belgium	2,071,940	—	—
Brazil	10,889,926	—	—
Canada	10,925,793	—	—
Finland	4,789,411	—	—
France	23,775,469	—	—
Germany	1,257,029	—	—
Hong Kong	82,184,177	—	—
Italy	1,866,206	—	—
Japan	83,098,028	—	—
Netherlands	14,944,185	—	—
Norway	1,658,750	—	—
Singapore	34,402,752	—	—
Sweden	5,421,079	—	—
United Kingdom	37,753,454	—	—
United States	400,041,911	—	—
Affiliated Money Market Mutual Fund	3,560,427	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	35	—

Total	$785,079,625	$35	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2011 were as follows:

Retail REIT’s	19.9%
Specialized REIT’s	15.7
Diversified Real Estate Activities	14.7
Residential REIT’s	14.1
Diversified REIT’s	10.9
Office REIT’s	8.7
Real Estate Operating Companies	5.8
Industrial REIT’s	4.4
Real Estate Development	3.7
Homebuilding	0.7
Affiliated Money Market Mutual Fund	0.4
Hotels, Resorts & Cruise Lines	0.3
Healthcare Facilities	0.3

99.6
Other assets in excess of liabilities	0.4

100.0%

Prudential US Real Estate Fund

Schedule of Investments

as of December 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Diversified REIT’s — 7.5%
4,793	American Assets Trust, Inc.	$ 98,304
45,938	Cousins Properties, Inc.	294,463
10,250	Liberty Property Trust	316,520
5,800	Vornado Realty Trust	445,788

		1,155,075

Healthcare Facilities — 0.5%
11,727	Sunrise Senior Living, Inc.(a)	75,991

Hotels, Resorts & Cruise Lines — 0.8%
3,400	Hyatt Hotels Corp. (Class A Stock)(a)	127,976

Industrial REIT’s — 2.7%
14,277	ProLogis, Inc.	408,179

Office REIT’s — 11.9%
2,400	Alexandria Real Estate Equities, Inc.	165,528
6,400	Boston Properties, Inc.	637,440
16,712	Brandywine Realty Trust	158,764
5,681	Douglas Emmett, Inc.	103,621
7,388	Hudson Pacific Properties, Inc.	104,614
9,285	Kilroy Realty Corp.	353,480
8,736	Mack-Cali Realty Corp.	233,164
993	SL Green Realty Corp.	66,174

		1,822,785

Residential REIT’s — 24.6%
7,200	American Campus Communities, Inc.	302,112
8,000	Associated Estates Realty Corp.	127,600
5,134	AvalonBay Communities, Inc.	670,500
7,454	BRE Properties, Inc.	376,278
7,798	Camden Property Trust	485,348
16,999	Colonial Properties Trust	354,599
12,480	Education Realty Trust, Inc.	127,670
11,337	Equity Residential	646,549
2,086	Essex Property Trust, Inc.	293,104
9,000	Post Properties, Inc.	393,480

		3,777,240

Retail REIT’s — 22.5%
28,467	DDR Corp.	346,443
3,432	Federal Realty Investment Trust	311,454
14,100	Glimcher Realty Trust	129,720
9,800	Macerich Co. (The)	495,880
14,950	Simon Property Group, Inc.	1,927,653
8,470	Tanger Factory Outlet Centers	248,341

		3,459,491

Specialized REIT’s — 28.8%
41,721	Cogdell Spencer, Inc.	177,314
31,300	CubeSmart	333,032

12,648	DiamondRock Hospitality Co.	121,927
26,011	FelCor Lodging Trust, Inc.(a)	79,334
7,400	Health Care REIT, Inc.	403,522
9,387	Healthcare Realty Trust, Inc.	174,504
46,176	Host Hotels & Resorts, Inc.	682,020
4,826	LTC Properties, Inc.	148,930
1,349	Pebblebrook Hotel Trust	25,874
6,760	Public Storage	908,950
4,700	Sovran Self Storage, Inc.	200,549
37,870	Strategic Hotels & Resorts, Inc.(a)	203,362
17,550	Ventas, Inc.	967,531

		4,426,849

	Total long-term investments (cost $14,110,197)	15,253,586

SHORT-TERM INVESTMENT — 1.1%
AFFILIATED MONEY MARKET MUTUAL FUND
167,213	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $167,213)(b)	167,213

	Total Investments — 100.4% (cost $14,277,410)(c)	15,420,799
	Liabilities in excess of other assets — (0.4%)	(54,441)

	Net assets — 100%	$15,366,358

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Schedule of Investments was $14,277,410; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,143,389 (gross unrealized appreciation $1,614,948; gross unrealized depreciation $471,559). Federal income tax basis is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved on fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$15,253,586	$—	$—
Affiliated Money Market Mutual Fund	167,213	—	—

Total	$15,420,799	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisers to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open-end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 . The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 21, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 21, 2012

*	Print the name and title of each signing officer under his or her signature.